Offerings - Offering: 1	Dec. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, NIS 0.01 par value per share, as represented by American Depositary Shares
Amount Registered | shares	108,000,000,000
Proposed Maximum Offering Price per Unit	0.0003
Maximum Aggregate Offering Price	$ 41,158,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,302.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares, par value NIS $0.01 per share, or Ordinary Shares, as represented by American Depositary Shares, or ADSs, registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.

Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon $4.11, the average of the high ($4.98) and low ($3.24) sales prices, of the registrant’s ADSs as reported on the Nasdaq Capital Market on December 10, 2025, divided by 10,800 (to give effect to the 1:10,800 ratio of ADSs to Ordinary Shares).

The Registrant will not receive any proceeds from the sale of its ADSs by the selling shareholder named in the prospectus contained in this Registration Statement on Form F-1.